Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Significant Transactions between the Company and Other Related Parties
b.	Net revenue

		Years Ended December 31
		2015	2016	2017
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
Item	Related Party Categories
Net revenue from sale of goods	Associates	$4,254.0	$5,929.1	$8,496.0
	Other related parties	—	—	0.1
	Joint venture	1.2	—	—

		$4,255.2	$5,929.1	$8,496.1

Net revenue from royalties	Associates	$489.4	$516.7	$482.5

c.	Purchases

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Related Party Categories
Associates	$11,126.4	$10,108.2	$9,904.6

d.	Receivables from related parties

		December 31, 2016	December 31, 2017
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Receivables from related parties	GUC	$969.1	$1,022.9
	Xintec	0.4	161.2

		$969.5	$1,184.1

Other receivables from related parties	SSMC	$60.7	$83.1
	VIS	86.0	78.2
	Other Associates	0.1	9.8

		$146.8	$171.1

e.	Payables to related parties

		December 31, 2016	December 31, 2017
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Payables to related parties	Xintec	$124.6	$817.9
	VIS	587.4	410.0
	SSMC	506.1	407.0
	Other Associates	44.1	21.5

		$1,262.2	$1,656.4

f.	Acquisition of property, plant and equipment

	Acquisition Price
	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Related Party Categories
Associates	$26.2	$—	$—

g.	Others

		Years Ended December 31
		2015	2016	2017
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
Item	Related Party Categories
Manufacturing expenses	Associates	$2,321.9	$1,389.2	$2,196.1
	Joint venture	12.8	—	—

		$2,334.7	$1,389.2	$2,196.1

Research and development expenses	Associates	$142.8	$161.7	$69.8
	Joint venture	1.4	—	—

		$144.2	$161.7	$69.8

General and administrative expenses	Other related parties	$60.0	$60.0	$101.5

Compensation to Directors and Other Key Management Personnel

The compensation to directors and other key management personnel for the years ended December 31, 2015, 2016 and 2017 were as follows:

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Short-term employee benefits	$1,883.0	$2,024.0	$2,170.3
Post-employment benefits	10.9	4.0	3.7

	$1,893.9	$2,028.0	$2,174.0